Income Taxes (Tables)	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Components of income before income taxes

Year Ended June 30,	2012	2011	2010
U.S.	$137,667	$127,567	$91,932
Foreign	29,159	25,321	13,085
Total income before income taxes	$166,826	$152,888	$105,017

Provision (benefit) for income taxes

Year Ended June 30,	2012	2011	2010
Current:
Federal	$36,178	$36,799	$28,342
State and local	5,522	6,208	4,123
Foreign	7,706	8,338	4,241
Total current	49,406	51,345	36,706
Deferred:
Federal	8,577	5,648	1,880
State and local	503	169	(311)
Foreign	(439)	(1,033)	839
Total deferred	8,641	4,784	2,408
Total	$58,047	$56,129	$39,114

Reconciliations of federal statutory income tax rate and Company's effective income tax rate

Year Ended June 30,	2012	2011	2010
Statutory income tax rate	35.0%	35.0%	35.0%
Effects of:
State and local taxes	2.5%	2.8%	2.2%
U.S. tax on foreign income, net	—	1.8%	—
Valuation allowance	—	(0.6)%	0.8%
Foreign income taxes	(1.8)%	(1.0)%	0.5%
Deductible dividend	(0.5)%	(0.5)%	(0.7)%
Other, net	(0.4)%	(0.8)%	(0.6)%
Effective income tax rate	34.8%	36.7%	37.2%

Components of the Company's net deferred tax assets

June 30,	2012	2011
Deferred tax assets:
Compensation liabilities not currently deductible	$37,341	$36,746
Expenses and reserves not currently deductible	6,151	5,498
Goodwill and intangibles	6,518	9,075
Net operating loss carryforwards (expiring in years 2015-2027)	444	432
Foreign tax credits (expiring in years 2020 and 2022)	4,092	4,090
Other	480	677
Total deferred tax assets	55,026	56,518
Less: Valuation allowance	(157)	(158)
Deferred tax assets, net of valuation allowance	54,869	56,360
Deferred tax liabilities:
Inventories	(6,021)	(4,755)
Unremitted foreign earnings	(2,804)	(2,804)
Depreciation and differences in property bases	(11,602)	(2,062)
Total deferred tax liabilities	(20,427)	(9,621)
Net deferred tax assets	$34,442	$46,739
The net deferred tax asset is classified as follows:
Other current assets	$12,189	$5,510
Deferred tax assets (long-term)	26,424	43,447
Other liabilities	(4,171)	(2,218)
Net deferred tax assets	$34,442	$46,739

Reconciliation of the Company's total gross unrecognized income tax benefits

Year Ended June 30,	2012	2011	2010
Unrecognized Income Tax Benefits at beginning of the year	$1,181	$1,842	$1,860
Current year tax positions	331	153	130
Prior year tax positions	398	50	46
Expirations of statutes of limitations	(371)	(273)	(194)
Settlements	—	(591)	—
Unrecognized Income Tax Benefits at end of year	$1,539	$1,181	$1,842